Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 26, 2018
Disclosure of transactions between related parties [line items]
Royalty expense				$ 1,600	$ 2,400
Other expense		$ 45	$ 45	94	95
Right-of-use assets		3,946	6,553	3,946	6,553	$ 4,308	$ 7,071
Lease liabilities		4,340	6,816	4,340	6,816	4,673	$ 7,577
Payments				665	1,395
Interest expenses				118	210
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate								4.60%
4.6% Senior notes with related party		36,862		36,862		34,014
Accrued interest on 4.6% Senior Notes with related party	$ 9,600
Interest expense		409	411	799	843
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		408	622	854	1,241
Other expense		1,624	1,194	3,417	2,319
Accounts payable and accrued expenses		1,737		1,737		1,958
Other receivables		4		4		3
Right-of-use assets		2,102		2,102		2,238
Lease liabilities		2,222		2,222		2,335
Payments		174	313	343	636
Interest expenses		$ 25	$ 75	$ 50	$ 156
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.60%		4.60%
4.6% Senior notes with related party		$ 36,862		$ 36,862		34,014
Accrued interest on 4.6% Senior Notes with related party				$ 1,855		$ 936